Accounts receivable, prepaids and other	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable, prepaids and other	Accounts receivable, prepaids and other

	2019	2018
	$	$

Supplier advances	13,768	5,742
Due from associate (Note 6)	14,441	—
Prepaid expenses	2,221	1,953
Other receivables	7,460	4,956
	37,890	12,651